FINANCIAL INSTRUMENTS (Details 5) - Interest rate risk [member]	Dec. 31, 2022
C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	13.65%
C D I [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	17.06%
C D I [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	20.48%
T J L P [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	7.20%
T J L P [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	9.00%
T J L P [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	10.80%
London Interbank Offered Rate L I B O R One [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.14%
London Interbank Offered Rate L I B O R One [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.42%
London Interbank Offered Rate L I B O R One [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	7.71%
S E L I C [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	13.75%
S E L I C [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	17.19%
S E L I C [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	20.63%